Other Current Assets - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Other Current Assets [Abstract]
Advance to suppliers	$ 72,877	$ 47,530
Prepaid expenses	4,228	2,988
Other assets	877	551
Total	$ 77,982	$ 51,069